Affiliated companies and variable interest entities	12 Months Ended
Mar. 31, 2012
Affiliated companies and variable interest entities

12. Affiliated companies and variable interest entities:

Investments in and transactions with affiliated companies -

Summarized financial information for affiliated companies accounted for by the equity method is shown below:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2011	2012	2012
Current assets	¥7,973,712	¥9,112,895	$110,876
Noncurrent assets	6,815,361	6,914,208	84,125

Total assets	¥14,789,073	¥16,027,103	$195,001

Current liabilities	¥5,141,461	¥5,847,495	$71,146
Long-term liabilities and noncontrolling interests	3,726,952	4,032,045	49,058
Affiliated companies accounted for by the equity method shareholders’ equity	5,920,660	6,147,563	74,797

Total liabilities and shareholders’ equity	¥14,789,073	¥16,027,103	$195,001

Toyota’s share of affiliated companies accounted for by the equity method shareholders’ equity	¥1,817,988	¥1,914,129	$23,289

Number of affiliated companies accounted for by the equity method at end of period	56	57

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2010	2011	2012	2012
Net revenues	¥20,599,586	¥21,874,143	¥22,211,233	$270,243

Gross profit	¥2,269,109	¥2,342,706	¥2,297,660	$27,955

Net income attributable to affiliated companies accounted for by the equity method	¥317,017	¥641,771	¥554,983	$6,752

Entities comprising a significant portion of Toyota’s investment in affiliated companies and percentage of ownership are presented below:

	Percentage of ownership
	March 31,
Name of affiliated companies	2011	2012
Denso Corporation	24.7%	24.9%
Toyota Industries Corporation	24.8%	24.8%
Aisin Seiki Co., Ltd.	23.1%	23.4%
Toyota Tsusho Corporation	21.8%	22.1%
Toyoda Gosei Co., Ltd.	43.1%	43.1%

Certain affiliated companies accounted for by the equity method with carrying amounts of ¥1,384,159 million and ¥1,467,575 million ($17,856 million) at March 31, 2011 and 2012, respectively, were quoted on various established markets at an aggregate value of ¥1,475,352 million and ¥1,477,413 million ($17,976 million), respectively. For the year ended March 31, 2010, Toyota recognized an impairment loss on a certain investment in affiliated company accounted for by the equity method of ¥63,575 million, which is included in “Equity in earnings of affiliated companies” in the accompanying consolidated statements of income. Toyota evaluated its investments in affiliated companies, considering the length of time and the extent to which the quoted market prices have been less than the carrying amounts, the financial condition and near-term prospects of the affiliated companies and Toyota’s ability and intent to retain those investments in the companies for a period of time. Toyota did not recognize any impairment loss for the years ended March 31, 2011 and 2012.

Account balances and transactions with affiliated companies are presented below:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2011	2012	2012
Trade accounts and notes receivable, and other receivables	¥204,447	¥283,497	$3,449
Accounts payable and other payables	352,538	707,955	8,614

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2010	2011	2012	2012
Net revenues	¥1,600,365	¥1,612,397	¥1,536,326	$18,692
Purchases	3,943,648	3,655,185	3,785,284	46,055

Dividends from affiliated companies accounted for by the equity method for the years ended March 31, 2010, 2011 and 2012 were ¥82,149 million, ¥103,169 million and ¥122,950 million ($1,496 million), respectively.

Toyota does not have any significant related party transactions other than transactions with affiliated companies in the ordinary course of business.

Variable Interest Entities -

Toyota enters into securitization transactions using special-purpose entities, that are considered variable interest entities (“VIEs”). Although the finance receivables related to securitization transactions have been legally sold to the VIEs, Toyota has both the power to direct the activities of the VIEs that most significantly impact the VIEs’ economic performance and the obligation to absorb losses of the VIEs or the right to receive benefits from the VIEs that could potentially be significant to the VIEs. As a result, Toyota is considered the primary beneficiary of the VIEs and therefore consolidates the VIEs.

The consolidated securitization VIEs have ¥1,111,212 million and ¥1,208,136 million ($14,699 million) in retail finance receivables, ¥64,502 million and ¥65,541 million ($797 million) in restricted cash and ¥941,613 million and ¥1,040,816 million ($12,664 million) in secured debt as of March 31, 2011 and 2012, respectively. Risks to which Toyota is exposed including credit, interest rate, and/or prepayment risks are not incremental compared with the situation before Toyota enters into securitization transactions.

As for VIEs other than those specified above, neither the aggregate size of these VIEs nor Toyota’s involvements in these VIEs are material to Toyota’s consolidated financial statements.